Long-term investments, net - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Jul. 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long-term investments, net
Cash consideration			¥ 3,481,674	$ 504,795	¥ 8,000
Impairment loss			¥ 4,000	$ 580	¥ 0	¥ 1,000
Investee A
Long-term investments, net
Equity interests acquired (as a percent)		13.34%
Cash consideration		¥ 1,000
Investee B
Long-term investments, net
Equity interests acquired (as a percent)		20.00%
Cash consideration		¥ 4,000
Investee C
Long-term investments, net
Equity interests acquired (as a percent)	5.00%
Cash consideration	¥ 8,000